UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-04612
Name of Fund:
BlackRock International Select Equity Fund (formerly BlackRock EuroFund)
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock International Select Equity Fund (formerly BlackRock EuroFund), 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
6/30/2025
Date of reporting period:
12/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock EuroFund
Institutional Shares | MAEFX
Semi-Annual Shareholder Report — December 31, 2024

This semi-annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.99%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(1.88)%	7.22%	7.05%	4.79%
MSCI EMU Index	(2.35)	2.64	4.89	5.22
Key Fund statistics
Net Assets	$98,067,564
Number of Portfolio Holdings	42
Portfolio Turnover Rate	19%
The Fund’s returns shown prior to October 23, 2018, are the returns of the Fund when it followed different investment strategies.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Germany	30.0%
France	20.6%
Netherlands	15.0%
United States	11.0%
Italy	6.5%
Spain	4.7%
Belgium	3.8%
United Kingdom	3.0%
Denmark	2.0%
Ireland	2.0%
Other#	3.3%
Liabilities in Excess of Other Assets	(1.9)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock EuroFund
Institutional Shares | MAEFX
Semi-Annual Shareholder Report — December 31, 2024
MAEFX-12/24-SAR

BlackRock EuroFund
Investor A Shares | MDEFX
Semi-Annual Shareholder Report — December 31, 2024

This semi-annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$62	1.24%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(2.01)%	6.93%	6.81%	4.57%
Investor A Shares (with sales charge)	(7.16)	1.32	5.67	4.00
MSCI EMU Index	(2.35)	2.64	4.89	5.22
Key Fund statistics
Net Assets	$98,067,564
Number of Portfolio Holdings	42
Portfolio Turnover Rate	19%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to October 23, 2018, are the returns of the Fund when it followed different investment strategies.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Germany	30.0%
France	20.6%
Netherlands	15.0%
United States	11.0%
Italy	6.5%
Spain	4.7%
Belgium	3.8%
United Kingdom	3.0%
Denmark	2.0%
Ireland	2.0%
Other#	3.3%
Liabilities in Excess of Other Assets	(1.9)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock EuroFund
Investor A Shares | MDEFX
Semi-Annual Shareholder Report — December 31, 2024
MDEFX-12/24-SAR

BlackRock EuroFund
Investor C Shares | MCEFX
Semi-Annual Shareholder Report — December 31, 2024

This semi-annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$99	1.99%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(2.33)%	6.17%	6.02%	3.91%
Investor C Shares (with sales charge)	(3.29)	5.17	6.02	3.91
MSCI EMU Index	(2.35)	2.64	4.89	5.22
Key Fund statistics
Net Assets	$98,067,564
Number of Portfolio Holdings	42
Portfolio Turnover Rate	19%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to October 23, 2018, are the returns of the Fund when it followed different investment strategies.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Germany	30.0%
France	20.6%
Netherlands	15.0%
United States	11.0%
Italy	6.5%
Spain	4.7%
Belgium	3.8%
United Kingdom	3.0%
Denmark	2.0%
Ireland	2.0%
Other#	3.3%
Liabilities in Excess of Other Assets	(1.9)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock EuroFund
Investor C Shares | MCEFX
Semi-Annual Shareholder Report — December 31, 2024
MCEFX-12/24-SAR

BlackRock EuroFund
Class K Shares | MKEFX
Semi-Annual Shareholder Report — December 31, 2024

This semi-annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.94%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(1.86)%	7.27%	7.15%	4.87%
MSCI EMU Index	(2.35)	2.64	4.89	5.22
Key Fund statistics
Net Assets	$98,067,564
Number of Portfolio Holdings	42
Portfolio Turnover Rate	19%
The Fund’s returns shown prior to October 23, 2018, are the returns of the Fund when it followed different investment strategies.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Germany	30.0%
France	20.6%
Netherlands	15.0%
United States	11.0%
Italy	6.5%
Spain	4.7%
Belgium	3.8%
United Kingdom	3.0%
Denmark	2.0%
Ireland	2.0%
Other#	3.3%
Liabilities in Excess of Other Assets	(1.9)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock EuroFund
Class K Shares | MKEFX
Semi-Annual Shareholder Report — December 31, 2024
MKEFX-12/24-SAR

BlackRock EuroFund
Class R Shares | MREFX
Semi-Annual Shareholder Report — December 31, 2024

This semi-annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$74	1.49%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(2.12)%	6.71%	6.46%	4.13%
MSCI EMU Index	(2.35)	2.64	4.89	5.22
Key Fund statistics
Net Assets	$98,067,564
Number of Portfolio Holdings	42
Portfolio Turnover Rate	19%
Average annual total returns reflect reductions for distribution and service fees.
The Fund’s returns shown prior to October 23, 2018, are the returns of the Fund when it followed different investment strategies.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Germany	30.0%
France	20.6%
Netherlands	15.0%
United States	11.0%
Italy	6.5%
Spain	4.7%
Belgium	3.8%
United Kingdom	3.0%
Denmark	2.0%
Ireland	2.0%
Other#	3.3%
Liabilities in Excess of Other Assets	(1.9)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock EuroFund
Class R Shares | MREFX
Semi-Annual Shareholder Report — December 31, 2024
MREFX-12/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

December 31, 2024
2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Advantage Global Fund, Inc.
BlackRock EuroFund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
December 31, 2024
BlackRock Advantage Global Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.6%
BHP Group Ltd., Class DI	99,191	$ 2,419,740
Austria — 0.1%
OMV AG	7,346	284,890
Belgium — 0.2%
KBC Group NV	9,083	701,291
Brazil — 1.0%
B3 SA - Brasil Bolsa Balcao	585,585	973,047
Isa Energia Brasil SA(a)	41,947	156,119
Lojas Renner SA	448,548	878,038
Marfrig Global Foods SA	192,912	531,786
MercadoLibre, Inc.(a)	444	754,995
Pagseguro Digital Ltd., Class A(a)	42,767	267,722
Vale SA	39,543	349,704
		3,911,411
Canada — 2.4%
Barrick Gold Corp.	123,329	1,912,417
Brookfield Corp., Class A	24,079	1,383,983
Cenovus Energy, Inc.	49,940	757,030
CGI, Inc.	11,623	1,271,742
Keyera Corp.	17,292	528,823
Thomson Reuters Corp.	16,588	2,663,635
Toronto-Dominion Bank	6,482	345,102
		8,862,732
China — 2.2%
BOE Technology Group Co. Ltd., Class A	1,901,600	1,137,772
Ping An Insurance Group Co. of China Ltd., Class A	80,400	577,087
Tencent Holdings Ltd.	92,500	4,936,986
Wuliangye Yibin Co. Ltd., Class A	47,100	898,994
Yangzijiang Shipbuilding Holdings Ltd.	334,000	730,071
		8,280,910
Denmark — 0.7%
AP Moller - Maersk A/S, Class B	158	262,874
Genmab A/S(a)	1,232	257,294
Novo Nordisk A/S, Class B	22,617	1,951,436
		2,471,604
France — 2.0%
BNP Paribas SA	48,368	2,969,638
Danone SA	16,179	1,093,372
Eiffage SA	5,922	519,308
Engie SA	193,440	3,067,842
		7,650,160
Germany — 1.2%
adidas AG, Class N	6,732	1,655,831
Allianz SE, Registered Shares	2,457	755,190
Deutsche Telekom AG, Class N, Registered Shares	46,198	1,384,234
E.ON SE, Class N	36,196	421,613
Evonik Industries AG	11,460	199,198
Zalando SE(a)(b)	4,985	166,765
		4,582,831
Hong Kong — 0.3%
AIA Group Ltd.	171,000	1,228,269
India — 1.4%
Alkem Laboratories Ltd.	5,390	354,311
Birlasoft Ltd.	50,822	331,502
Dixon Technologies India Ltd.	2,119	442,779
Security	Shares	Value
India (continued)
DLF Ltd.	36,387	$ 349,542
Infosys Ltd.	43,663	956,461
KPIT Technologies Ltd.	11,546	196,838
Larsen & Toubro Ltd.	20,147	846,866
Lupin Ltd.	19,032	522,844
SBI Life Insurance Co. Ltd.(b)	10,233	165,825
Trent Ltd.	3,625	300,767
Voltas Ltd.	44,891	936,772
		5,404,507
Israel — 0.6%
Wix.com Ltd.(a)	9,634	2,066,975
Italy — 0.8%
Intesa Sanpaolo SpA	462,919	1,856,682
UniCredit SpA	24,164	967,728
		2,824,410
Japan — 4.2%
ANA Holdings, Inc.	49,600	900,216
Daikin Industries Ltd.	5,800	676,749
Honda Motor Co. Ltd.	103,300	983,499
KDDI Corp.	44,100	1,404,611
Mitsubishi UFJ Financial Group, Inc.	146,600	1,711,512
Mitsui Fudosan Co. Ltd.	75,100	600,599
Mizuho Financial Group, Inc.	66,100	1,613,669
Nintendo Co. Ltd.	4,900	285,385
Nomura Holdings, Inc.	350,400	2,032,964
Obayashi Corp.	49,800	655,728
SoftBank Corp.	136,700	172,561
SoftBank Group Corp.	4,500	257,156
Sumitomo Mitsui Financial Group, Inc.	38,900	933,609
Tokio Marine Holdings, Inc.	23,600	846,960
Tokyo Electron Ltd.	14,000	2,104,470
Toyota Motor Corp.	18,600	363,169
		15,542,857
Malaysia — 0.1%
YTL Corp. Bhd.	426,100	253,930
Russia(a)(c) — 0.0%
Alrosa PJSC	18,331	2
Mobile TeleSystems PJSC	3,760	—
		2
Saudi Arabia — 0.0%
Rabigh Refining & Petrochemical Co.(a)	69,613	153,029
Singapore — 0.4%
DBS Group Holdings Ltd.	42,600	1,365,137
South Korea — 1.4%
CJ Logistics Corp.	3,217	183,002
KCC Corp.	760	120,719
Kia Corp.	5,571	376,987
LG Chem Ltd.	5,120	857,762
LG Display Co. Ltd.(a)	17,180	104,846
NAVER Corp.	8,530	1,138,157
Samsung Electronics Co. Ltd.	67,332	2,402,864
		5,184,337
Spain — 0.9%
Banco Santander SA	643,665	2,977,754
Industria de Diseno Textil SA	5,744	294,230
		3,271,984

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Advantage Global Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden — 0.1%
Swedbank AB, A Shares	21,162	$ 417,864
Switzerland — 4.0%
ABB Ltd., Class N, Registered Shares	86,176	4,653,372
Cie Financiere Richemont SA, Class A, Registered Shares	11,117	1,681,714
DSM-Firmenich AG	9,750	985,568
Novartis AG, Class N, Registered Shares	58,179	5,664,149
TE Connectivity PLC	14,080	2,013,018
		14,997,821
Taiwan — 2.0%
AUO Corp.	246,000	109,755
Bizlink Holding, Inc.	6,000	111,634
Elan Microelectronics Corp.	33,000	151,768
MediaTek, Inc.	56,354	2,422,643
Taiwan Semiconductor Manufacturing Co. Ltd.	142,000	4,615,003
		7,410,803
Turkey — 0.1%
Migros Ticaret A/S, Class A	19,328	298,372
United Kingdom — 2.2%
AstraZeneca PLC	6,057	789,712
CK Hutchison Holdings Ltd.	53,500	284,430
Direct Line Insurance Group PLC	23,450	75,037
Informa PLC	164,169	1,637,355
Intertek Group PLC	4,244	250,735
Rolls-Royce Holdings PLC(a)	59,280	420,377
Sage Group PLC	15,359	244,031
Smiths Group PLC	25,059	537,279
TechnipFMC PLC	38,884	1,125,303
Tesco PLC	583,035	2,681,581
		8,045,840
United States — 69.1%
AbbVie, Inc.	7,489	1,330,795
Adobe, Inc.(a)	5,492	2,442,183
AECOM	11,834	1,264,108
Allstate Corp.	5,123	987,663
Alphabet, Inc., Class A	28,821	5,455,815
Alphabet, Inc., Class C	17,163	3,268,522
Altria Group, Inc.	84,424	4,414,531
Amazon.com, Inc.(a)	38,436	8,432,474
Amgen, Inc.	2,147	559,594
Apple, Inc.	88,379	22,131,869
Arista Networks, Inc.(a)	7,292	805,985
Automatic Data Processing, Inc.	8,674	2,539,140
Bank of America Corp.	163,169	7,171,278
Becton Dickinson & Co.	1,433	325,105
Berkshire Hathaway, Inc., Class B(a)	3,580	1,622,742
Biogen, Inc.(a)	1,455	222,499
BioMarin Pharmaceutical, Inc.(a)	3,873	254,572
Blueprint Medicines Corp.(a)	1,249	108,938
Booking Holdings, Inc.	903	4,486,483
Bristol-Myers Squibb Co.	38,517	2,178,522
Broadcom, Inc.	9,226	2,138,956
BRP, Inc.	770	39,216
Cheniere Energy, Inc.	5,346	1,148,695
Chevron Corp.	20,210	2,927,216
Cigna Group	3,632	1,002,940
Citigroup, Inc.	80,634	5,675,827
CME Group, Inc., Class A	25,004	5,806,679
Coinbase Global, Inc., Class A(a)	2,039	506,284
Security	Shares	Value
United States (continued)
Colgate-Palmolive Co.	58,464	$ 5,314,962
Comfort Systems USA, Inc.(d)	1,948	826,069
Costco Wholesale Corp.	3,263	2,989,789
Crown Holdings, Inc.	7,921	654,988
CSL Ltd.	1,219	212,655
Deckers Outdoor Corp.(a)	6,418	1,303,432
Devon Energy Corp.	9,905	324,191
Eaton Corp. PLC	8,476	2,812,930
Eli Lilly & Co.	3,913	3,020,836
EMCOR Group, Inc.	5,833	2,647,599
Experian PLC	23,636	1,015,872
First Horizon Corp.	21,263	428,237
Fortinet, Inc.(a)	16,111	1,522,167
Freeport-McMoRan, Inc.	19,254	733,192
Gap, Inc.	42,666	1,008,198
Gilead Sciences, Inc.	7,954	734,711
Goldman Sachs Group, Inc.	1,158	663,094
GSK PLC	61,458	1,036,628
Guidewire Software, Inc.(a)	12,459	2,100,338
Halliburton Co.	23,012	625,696
Hartford Financial Services Group, Inc.	10,667	1,166,970
HCA Healthcare, Inc.	9,076	2,724,161
JPMorgan Chase & Co.	7,208	1,727,830
Kimberly-Clark Corp.	3,074	402,817
KLA Corp.	1,472	927,537
Lam Research Corp.	42,019	3,035,032
Lennar Corp., Class A	2,111	287,877
Lockheed Martin Corp.	3,977	1,932,583
Manhattan Associates, Inc.(a)	3,254	879,361
MasTec, Inc.(a)	10,951	1,490,869
Medtronic PLC	56,349	4,501,158
Merck & Co., Inc.	15,056	1,497,771
Meta Platforms, Inc., Class A	7,372	4,316,380
Mettler-Toledo International, Inc.(a)	398	487,025
Micron Technology, Inc.	22,230	1,870,877
Microsoft Corp.	44,416	18,721,344
Morgan Stanley	50,227	6,314,538
Motorola Solutions, Inc.	3,271	1,511,954
NetApp, Inc.	19,248	2,234,308
Neurocrine Biosciences, Inc.(a)	1,696	231,504
Northrop Grumman Corp.	6,527	3,063,056
NVIDIA Corp.	149,693	20,102,273
NVR, Inc.(a)	140	1,145,046
Oshkosh Corp.	6,708	637,730
Pfizer, Inc.	130,561	3,463,783
PNC Financial Services Group, Inc.	10,479	2,020,875
Procter & Gamble Co.	14,507	2,432,099
Progressive Corp.	13,968	3,346,872
QUALCOMM, Inc.	19,061	2,928,151
Qualys, Inc.(a)	3,890	545,456
Regeneron Pharmaceuticals, Inc.(a)	258	183,781
Reinsurance Group of America, Inc.	7,071	1,510,578
ResMed, Inc.	9,884	2,260,372
Roche Holding AG	4,337	1,212,654
S&P Global, Inc.	2,863	1,425,860
Schlumberger NV	32,560	1,248,350
ServiceNow, Inc.(a)	1,602	1,698,312
Shell PLC	200,094	6,237,129
Simon Property Group, Inc.	18,357	3,161,259
Tesla, Inc.(a)	11,125	4,492,720
Thermo Fisher Scientific, Inc.	2,213	1,151,269
Toll Brothers, Inc.	12,264	1,544,651
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Advantage Global Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Trane Technologies PLC	15,713	$ 5,803,597
United Airlines Holdings, Inc.(a)	5,704	553,858
Vertex Pharmaceuticals, Inc.(a)	752	302,830
Visa, Inc., Class A	13,035	4,119,581
Walmart, Inc.	44,351	4,007,113
Wells Fargo & Co.	6,921	486,131
Westinghouse Air Brake Technologies Corp.	4,488	850,880
		257,422,377
Total Common Stocks — 98.0% (Cost: $291,275,572)		365,054,083
Preferred Securities
Preferred Stocks — 0.1%
Brazil — 0.1%
Marcopolo SA	185,713	222,145
Usinas Siderurgicas de Minas Gerais S/A UsiminasClass A	236,779	206,406
		428,551
Total Preferred Securities — 0.1% (Cost: $582,355)		428,551
Total Long-Term Investments — 98.1% (Cost: $291,857,927)		365,482,634
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(e)(f)(g)	525,337	$ 525,600
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(e)(f)	6,222,143	6,222,143
Total Short-Term Securities — 1.8% (Cost: $6,747,743)		6,747,743
Total Investments — 99.9% (Cost: $298,605,670)		372,230,377
Other Assets Less Liabilities — 0.1%		463,797
Net Assets — 100.0%		$ 372,694,174

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 524,725 (a)	$ —	$ 875	$ —	$ 525,600	525,337	$ 420 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	6,831,991	—	(609,848)(a)	—	—	6,222,143	6,222,143	160,014	—
				$ 875	$ —	$ 6,747,743		$ 160,434	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	14	03/21/25	$ 1,587	$ (47,442)
MSCI Emerging Markets Index	13	03/21/25	698	(19,792)
S&P 500 E-Mini Index	13	03/21/25	3,858	(130,713)
				$ (197,947)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Advantage Global Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 197,947	$ —	$ —	$ —	$ 197,947

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 288,340	$ —	$ —	$ —	$ 288,340
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (221,449)	$ —	$ —	$ —	$ (221,449)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,740,799
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 2,419,740	$ —	$ 2,419,740
Austria	—	284,890	—	284,890
Belgium	—	701,291	—	701,291
Brazil	1,554,503	2,356,908	—	3,911,411
Canada	8,862,732	—	—	8,862,732
China	—	8,280,910	—	8,280,910
Denmark	—	2,471,604	—	2,471,604
France	—	7,650,160	—	7,650,160
Germany	—	4,582,831	—	4,582,831
Hong Kong	—	1,228,269	—	1,228,269
India	—	5,404,507	—	5,404,507
Israel	2,066,975	—	—	2,066,975
Italy	—	2,824,410	—	2,824,410
Japan	—	15,542,857	—	15,542,857
Malaysia	—	253,930	—	253,930
Russia	—	—	2	2
Saudi Arabia	—	153,029	—	153,029
Singapore	—	1,365,137	—	1,365,137
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
South Korea	$ —	$ 5,184,337	$ —	$ 5,184,337
Spain	—	3,271,984	—	3,271,984
Sweden	—	417,864	—	417,864
Switzerland	2,013,018	12,984,803	—	14,997,821
Taiwan	—	7,410,803	—	7,410,803
Turkey	—	298,372	—	298,372
United Kingdom	1,125,303	6,920,537	—	8,045,840
United States	247,707,439	9,714,938	—	257,422,377
Preferred Securities
Preferred Stocks	—	428,551	—	428,551
Short-Term Securities
Money Market Funds	6,747,743	—	—	6,747,743
	$ 270,077,713	$ 102,152,662	$ 2	$ 372,230,377
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (197,947)	$ —	$ —	$ (197,947)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
December 31, 2024
BlackRock EuroFund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Belgium — 3.8%
KBC Group NV	25,586	$ 1,975,475
UCB SA	9,037	1,798,938
		3,774,413
Denmark — 2.0%
DSV A/S	9,164	1,951,617
Finland — 1.9%
Kone OYJ, Class B	37,413	1,823,887
France — 20.6%
Airbus SE	16,357	2,619,260
Cie de Saint-Gobain SA	28,769	2,556,460
Hermes International SCA	1,291	3,097,586
Legrand SA	4,998	486,162
LVMH Moet Hennessy Louis Vuitton SE	4,778	3,142,933
Safran SA	22,598	4,951,390
Sartorius Stedim Biotech	3,108	606,772
Thales SA	5,770	828,545
TotalEnergies SE	34,725	1,934,698
		20,223,806
Germany — 30.0%
adidas AG, Class N	10,715	2,635,507
Beiersdorf AG	11,705	1,503,453
Commerzbank AG	99,114	1,627,696
CTS Eventim AG & Co. KGaA	14,879	1,257,798
Merck KGaA	9,658	1,405,460
MTU Aero Engines AG, Class N	12,382	4,135,533
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	5,674	2,862,887
Nemetschek SE	12,246	1,189,601
SAP SE	26,594	6,541,436
Siemens AG, Class N, Registered Shares	22,037	4,297,096
Siemens Energy AG(a)	36,252	1,923,952
		29,380,419
Ireland — 2.0%
AIB Group PLC	346,441	1,915,785
Italy — 6.5%
Ferrari NV	5,861	2,500,881
Moncler SpA	21,305	1,124,702
UniCredit SpA	69,417	2,780,035
		6,405,618
Luxembourg — 1.4%
CVC Capital Partners PLC(a)(b)	61,970	1,370,337
Security	Shares	Value
Netherlands — 15.0%
Adyen NV(a)(b)	1,497	$ 2,224,659
ASM International NV	6,037	3,490,504
ASML Holding NV	8,110	5,680,521
BE Semiconductor Industries NV	10,559	1,447,302
IMCD NV	12,761	1,896,421
		14,739,407
Spain — 4.7%
Banco Bilbao Vizcaya Argentaria SA	48,483	474,379
CaixaBank SA	429,213	2,330,270
Industria de Diseno Textil SA	36,030	1,845,598
		4,650,247
United Kingdom — 3.0%
RELX PLC	64,627	2,928,182
United States — 10.5%
Linde PLC	7,267	3,042,475
Sanofi SA	15,759	1,531,944
Schneider Electric SE	23,090	5,748,389
		10,322,808
Total Long-Term Investments — 101.4% (Cost: $67,688,514)		99,486,526
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(c)(d)	443,611	443,611
Total Short-Term Securities — 0.5% (Cost: $443,611)		443,611
Total Investments — 101.9% (Cost: $68,132,125)		99,930,137
Liabilities in Excess of Other Assets — (1.9)%		(1,862,573)
Net Assets — 100.0%		$ 98,067,564

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 462,681	$ —	$ (19,070)(a)	$ —	$ —	$ 443,611	443,611	$ 10,012	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock EuroFund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Belgium	$ —	$ 3,774,413	$ —	$ 3,774,413
Denmark	—	1,951,617	—	1,951,617
Finland	—	1,823,887	—	1,823,887
France	—	20,223,806	—	20,223,806
Germany	4,366,340	25,014,079	—	29,380,419
Ireland	—	1,915,785	—	1,915,785
Italy	—	6,405,618	—	6,405,618
Luxembourg	—	1,370,337	—	1,370,337
Netherlands	—	14,739,407	—	14,739,407
Spain	—	4,650,247	—	4,650,247
United Kingdom	—	2,928,182	—	2,928,182
United States	3,042,475	7,280,333	—	10,322,808
Short-Term Securities
Money Market Funds	443,611	—	—	443,611
	$ 7,852,426	$ 92,077,711	$ —	$ 99,930,137
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
December 31, 2024

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 365,482,634	$ 99,486,526
Investments, at value — affiliated(c)	6,747,743	443,611
Cash	2,793	—
Cash pledged for futures contracts	273,000	—
Foreign currency, at value(d)	203,922	1,806
Receivables:
Investments sold	211,052	782,989
Securities lending income — affiliated	135	—
Capital shares sold	445,574	33,130
Dividends — unaffiliated	640,841	87,827
Dividends — affiliated	20,692	1,485
Prepaid expenses	60,526	57,701
Total assets	374,088,912	100,895,075
LIABILITIES
Collateral on securities loaned	525,600	—
Payables:
Accounting services fees	31,840	13,869
Capital shares redeemed	145,029	27,768
Custodian fees	207,076	33,686
Deferred foreign capital gain tax	83,830	—
Foreign taxes	20,051	—
Investment advisory fees	168,909	53,643
IRS compliance fee for foreign withholding tax claims	—	2,610,022
Directors’ and Officer’s fees	2,006	1,577
Other accrued expenses	32,079	29,049
Professional fees	20,551	25,676
Service and distribution fees	60,693	14,617
Transfer agent fees	78,400	17,604
Variation margin on futures contracts	18,674	—
Total liabilities	1,394,738	2,827,511
Commitments and contingent liabilities
NET ASSETS	$ 372,694,174	$ 98,067,564
NET ASSETS CONSIST OF
Paid-in capital	$ 292,506,354	$ 77,932,014
Accumulated earnings	80,187,820	20,135,550
NET ASSETS	$ 372,694,174	$ 98,067,564
(a) Investments, at cost—unaffiliated	$291,857,927	$67,688,514
(b) Securities loaned, at value	$508,872	$—
(c) Investments, at cost—affiliated	$6,747,743	$443,611
(d) Foreign currency, at cost	$226,354	$1,806
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
December 31, 2024

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund
NET ASSET VALUE
Institutional
Net assets	$ 63,030,666	$ 29,123,529
Shares outstanding	2,390,494	1,417,785
Net asset value	$ 26.37	$ 20.54
Shares authorized	100 million	Unlimited
Par value	$0.10	$0.10
Investor A
Net assets	$ 276,107,160	$ 65,314,589
Shares outstanding	11,315,010	3,258,633
Net asset value	$ 24.40	$ 20.04
Shares authorized	100 million	Unlimited
Par value	$0.10	$0.10
Investor C
Net assets	$ 2,045,819	$ 886,663
Shares outstanding	112,253	66,366
Net asset value	$ 18.23	$ 13.36
Shares authorized	100 million	Unlimited
Par value	$0.10	$0.10
Class K
Net assets	$ 28,315,924	$ 2,440,773
Shares outstanding	1,073,739	119,060
Net asset value	$ 26.37	$ 20.50
Shares authorized	2 billion	Unlimited
Par value	$0.10	$0.10
Class R
Net assets	$ 3,194,605	$ 302,010
Shares outstanding	152,880	20,582
Net asset value	$ 20.90	$ 14.67
Shares authorized	100 million	Unlimited
Par value	$0.10	$0.10
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended December 31, 2024

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund
INVESTMENT INCOME
Dividends — unaffiliated	$3,167,144	$410,974
Dividends — affiliated	160,014	10,012
Interest — unaffiliated	10,698	—
Securities lending income — affiliated — net	420	—
Foreign taxes withheld	(138,117)	(45,624)
IRS compliance fee for foreign withholding tax claims	—	(83,847)
Total investment income	3,200,159	291,515
EXPENSES
Investment advisory	1,278,466	396,879
Service and distribution — class specific	380,594	94,691
Transfer agent — class specific	274,473	64,778
Custodian	95,956	14,066
Professional	57,116	51,119
Registration	42,579	40,768
Accounting services	39,066	18,125
Printing and postage	25,415	20,422
Directors and Officer	4,773	3,710
Miscellaneous	14,728	11,893
Total expenses excluding interest expense	2,213,166	716,451
Interest expense — unaffiliated	—	303
Total expenses	2,213,166	716,754
Less:
Fees waived and/or reimbursed by the Manager	(279,575)	(58,269)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(184,169)	(38,852)
Total expenses after fees waived and/or reimbursed	1,749,422	619,633
Net investment income (loss)	1,450,737	(328,118)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	29,583,932 (a)	4,705,451
Investments — affiliated	875	—
Foreign currency transactions	(56,200)	(27,737)
Futures contracts	288,340	—
	29,816,947	4,677,714
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(13,446,342)(b)	(6,238,249)
Foreign currency translations	(9,244)	(2,313)
Futures contracts	(221,449)	—
	(13,677,035)	(6,240,562)
Net realized and unrealized gain (loss)	16,139,912	(1,562,848)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,590,649	$(1,890,966)
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(63,463)	$—
(b) Net of increase in deferred foreign capital gain tax of	$(13,265)	$—
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock Advantage Global Fund, Inc.		BlackRock EuroFund
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,450,737	$3,456,265	$(328,118)	$1,207,018
Net realized gain	29,816,947	44,363,838	4,677,714	1,839,919
Net change in unrealized appreciation (depreciation)	(13,677,035)	26,312,629	(6,240,562)	8,201,703
Net increase (decrease) in net assets resulting from operations	17,590,649	74,132,732	(1,890,966)	11,248,640
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(7,995,890)	(832,052)	(377,300)	(410,791)
Investor A	(36,823,699)	(3,851,917)	(777,864)	(802,983)
Investor C	(396,309)	(39,498)	(14,125)	(15,164)
Class K	(3,539,209)	(620,100)	(31,699)	(18,357)
Class R	(409,532)	(39,975)	(4,673)	(3,942)
Decrease in net assets resulting from distributions to shareholders	(49,164,639)	(5,383,542)	(1,205,661)	(1,251,237)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	21,736,091	(78,433,584)	(6,241,892)	(11,199,611)
NET ASSETS
Total decrease in net assets	(9,837,899)	(9,684,394)	(9,338,519)	(1,202,208)
Beginning of period	382,532,073	392,216,467	107,406,083	108,608,291
End of period	$372,694,174	$382,532,073	$98,067,564	$107,406,083

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc.
	Institutional
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$28.62	$23.77	$20.70	$28.57	$21.48	$21.66
Net investment income(a)	0.14	0.28	0.38	0.33	0.24	0.31
Net realized and unrealized gain (loss)	1.33	4.93	3.08	(4.04)	7.82	(0.06)
Net increase (decrease) from investment operations	1.47	5.21	3.46	(3.71)	8.06	0.25
Distributions(b)
From net investment income	(0.38)	(0.36)	(0.39)	(0.33)	(0.35)	(0.43)
From net realized gain	(3.34)	—	—	(3.83)	(0.62)	—
Total distributions	(3.72)	(0.36)	(0.39)	(4.16)	(0.97)	(0.43)
Net asset value, end of period	$26.37	$28.62	$23.77	$20.70	$28.57	$21.48
Total Return(c)
Based on net asset value	4.72%(d)	22.20%(e)	16.94%	(15.52)%	38.23%	1.08%
Ratios to Average Net Assets(f)
Total expenses	0.94%(g)	0.98%	1.12%	1.10%	1.19%	1.15%
Total expenses after fees waived and/or reimbursed	0.71%(g)	0.71%	0.71%	0.71%	0.71%	0.71%
Net investment income	0.94%(g)	1.12%	1.75%	1.33%	0.96%	1.46%
Supplemental Data
Net assets, end of period (000)	$63,031	$65,667	$56,145	$62,236	$95,405	$75,805
Portfolio turnover rate	81%	152%	102%	136%	311%	182%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.12%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)
	Investor A
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$26.71	$22.24	$19.39	$27.02	$20.36	$20.55
Net investment income(a)	0.09	0.20	0.31	0.27	0.17	0.24
Net realized and unrealized gain (loss)	1.25	4.60	2.88	(3.80)	7.41	(0.05)
Net increase (decrease) from investment operations	1.34	4.80	3.19	(3.53)	7.58	0.19
Distributions(b)
From net investment income	(0.31)	(0.33)	(0.34)	(0.27)	(0.30)	(0.38)
From net realized gain	(3.34)	—	—	(3.83)	(0.62)	—
Total distributions	(3.65)	(0.33)	(0.34)	(4.10)	(0.92)	(0.38)
Net asset value, end of period	$24.40	$26.71	$22.24	$19.39	$27.02	$20.36
Total Return(c)
Based on net asset value	4.58%(d)	21.87%(e)	16.65%	(15.73)%	37.91%	0.84%
Ratios to Average Net Assets(f)
Total expenses	1.21%(g)	1.26%	1.41%	1.40%	1.51%	1.46%
Total expenses after fees waived and/or reimbursed	0.96%(g)	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment income	0.69%(g)	0.85%	1.51%	1.14%	0.71%	1.21%
Supplemental Data
Net assets, end of period (000)	$276,107	$287,093	$274,647	$264,270	$327,701	$242,123
Portfolio turnover rate	81%	152%	102%	136%	311%	182%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 21.78%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)
	Investor C
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$20.74	$17.42	$15.24	$22.06	$16.58	$16.79
Net investment income (loss)(a)	(0.01)	0.02	0.12	0.06	(0.01)	0.08
Net realized and unrealized gain (loss)	1.00	3.58	2.26	(2.97)	6.04	(0.05)
Net increase (decrease) from investment operations	0.99	3.60	2.38	(2.91)	6.03	0.03
Distributions(b)
From net investment income	(0.16)	(0.28)	(0.20)	(0.14)	—	(0.24)
From net realized gain	(3.34)	—	—	(3.77)	(0.55)	—
Total distributions	(3.50)	(0.28)	(0.20)	(3.91)	(0.55)	(0.24)
Net asset value, end of period	$18.23	$20.74	$17.42	$15.24	$22.06	$16.58
Total Return(c)
Based on net asset value	4.24%(d)	20.91%(e)	15.78%	(16.36)%	36.88%	0.11%
Ratios to Average Net Assets(f)
Total expenses	2.07%(g)	2.10%	2.20%	2.19%	2.42%	2.32%
Total expenses after fees waived and/or reimbursed	1.71%(g)	1.71%	1.71%	1.71%	1.71%	1.71%
Net investment income (loss)	(0.06)%(g)	0.10%	0.76%	0.31%	(0.06)%	0.46%
Supplemental Data
Net assets, end of period (000)	$2,046	$2,473	$2,620	$3,795	$7,922	$35,626
Portfolio turnover rate	81%	152%	102%	136%	311%	182%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 20.86%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)
	Class K
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$28.63	$23.78	$20.71	$28.58	$21.48	$21.66
Net investment income(a)	0.15	0.27	0.39	0.36	0.27	0.32
Net realized and unrealized gain (loss)	1.32	4.95	3.08	(4.05)	7.81	(0.06)
Net increase (decrease) from investment operations	1.47	5.22	3.47	(3.69)	8.08	0.26
Distributions(b)
From net investment income	(0.39)	(0.37)	(0.40)	(0.35)	(0.36)	(0.44)
From net realized gain	(3.34)	—	—	(3.83)	(0.62)	—
Total distributions	(3.73)	(0.37)	(0.40)	(4.18)	(0.98)	(0.44)
Net asset value, end of period	$26.37	$28.63	$23.78	$20.71	$28.58	$21.48
Total Return(c)
Based on net asset value	4.73%(d)	22.22%(e)	16.99%	(15.46)%	38.34%	1.13%
Ratios to Average Net Assets(f)
Total expenses	0.82%(g)	0.84%	0.98%	1.00%	1.13%	1.09%
Total expenses after fees waived and/or reimbursed	0.66%(g)	0.66%	0.66%	0.66%	0.66%	0.66%
Net investment income	1.01%(g)	1.10%	1.81%	1.45%	1.04%	1.53%
Supplemental Data
Net assets, end of period (000)	$28,316	$24,606	$56,522	$49,643	$56,800	$12,108
Portfolio turnover rate	81%	152%	102%	136%	311%	182%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.05%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)
	Class R
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$23.35	$19.51	$17.05	$24.24	$18.33	$18.52
Net investment income(a)	0.05	0.12	0.22	0.18	0.10	0.18
Net realized and unrealized gain (loss)	1.10	4.04	2.53	(3.33)	6.65	(0.06)
Net increase (decrease) from investment operations	1.15	4.16	2.75	(3.15)	6.75	0.12
Distributions(b)
From net investment income	(0.26)	(0.32)	(0.29)	(0.21)	(0.22)	(0.31)
From net realized gain	(3.34)	—	—	(3.83)	(0.62)	—
Total distributions	(3.60)	(0.32)	(0.29)	(4.04)	(0.84)	(0.31)
Net asset value, end of period	$20.90	$23.35	$19.51	$17.05	$24.24	$18.33
Total Return(c)
Based on net asset value	4.46%(d)	21.59%(e)	16.34%	(15.94)%	37.52%	0.58%
Ratios to Average Net Assets(f)
Total expenses	1.56%(g)	1.60%	1.76%	1.82%	1.79%	1.77%
Total expenses after fees waived and/or reimbursed	1.21%(g)	1.21%	1.21%	1.21%	1.21%	1.21%
Net investment income	0.44%(g)	0.61%	1.25%	0.85%	0.45%	0.98%
Supplemental Data
Net assets, end of period (000)	$3,195	$2,693	$2,283	$2,506	$3,996	$4,313
Portfolio turnover rate	81%	152%	102%	136%	311%	182%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 21.49%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock EuroFund
	Institutional
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$21.20	$19.23	$14.70	$20.34	$14.31	$14.40
Net investment income (loss)(a)	(0.05)	0.25	0.24	0.13	0.03	0.02
Net realized and unrealized gain (loss)	(0.34)	1.96	4.41	(5.77)	6.00	(0.04)
Net increase (decrease) from investment operations	(0.39)	2.21	4.65	(5.64)	6.03	(0.02)
Distributions from net investment income(b)	(0.27)	(0.24)	(0.12)	—	—	(0.07)
Net asset value, end of period	$20.54	$21.20	$19.23	$14.70	$20.34	$14.31
Total Return(c)
Based on net asset value	(1.88)%(d)	11.65%	31.80%	(27.73)%	42.14%	(0.17)%
Ratios to Average Net Assets(e)
Total expenses	1.19%(f)	1.27%	1.48%	1.17%	1.18%	1.24%
Total expenses after fees waived and/or reimbursed	0.99%(f)	1.09%	1.31%	1.10%	1.12%	1.18%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.99%(f)	1.04%	1.04%	1.09%	1.12%	1.18%
Net investment income (loss)	(0.46)%(f)	1.29%	1.43%	0.65%	0.19%	0.14%
Supplemental Data
Net assets, end of period (000)	$29,124	$31,712	$34,272	$25,025	$81,809	$26,476
Portfolio turnover rate	19%	32%	37%	42%	26%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)
	Investor A
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$20.69	$18.80	$14.37	$19.93	$14.05	$14.11
Net investment income (loss)(a)	(0.07)	0.21	0.18	0.09	(0.01)	(0.00)(b)
Net realized and unrealized gain (loss)	(0.34)	1.90	4.33	(5.65)	5.89	(0.04)
Net increase (decrease) from investment operations	(0.41)	2.11	4.51	(5.56)	5.88	(0.04)
Distributions from net investment income(c)	(0.24)	(0.22)	(0.08)	—	—	(0.02)
Net asset value, end of period	$20.04	$20.69	$18.80	$14.37	$19.93	$14.05
Total Return(d)
Based on net asset value	(2.01)%(e)	11.36%	31.49%	(27.90)%	41.85%	(0.30)%
Ratios to Average Net Assets(f)
Total expenses	1.42%(g)	1.50%	1.71%	1.40%	1.39%	1.40%
Total expenses after fees waived and/or reimbursed	1.24%(g)	1.34%	1.56%	1.33%	1.33%	1.34%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.24%(g)	1.29%	1.29%	1.32%	1.33%	1.34%
Net investment income (loss)	(0.68)%(g)	1.08%	1.07%	0.48%	(0.03)%	(0.01)%
Supplemental Data
Net assets, end of period (000)	$65,315	$71,961	$71,692	$59,981	$87,462	$65,887
Portfolio turnover rate	19%	32%	37%	42%	26%	39%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)
	Investor C
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$13.87	$12.73	$9.76	$13.63	$9.68	$9.79
Net investment income (loss)(a)	(0.10)	0.04	0.04	(0.06)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	(0.22)	1.28	2.93	(3.81)	4.05	(0.03)
Net increase (decrease) from investment operations	(0.32)	1.32	2.97	(3.87)	3.95	(0.11)
Distributions from net investment income(b)	(0.19)	(0.18)	—	—	—	—
Net asset value, end of period	$13.36	$13.87	$12.73	$9.76	$13.63	$9.68
Total Return(c)
Based on net asset value	(2.33)%(d)	10.52%	30.43%	(28.39)%	40.81%	(1.12)%
Ratios to Average Net Assets(e)
Total expenses	2.38%(f)	2.34%	2.44%	2.17%	2.17%	2.19%
Total expenses after fees waived and/or reimbursed	1.99%(f)	2.09%	2.32%	2.10%	2.11%	2.13%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.99%(f)	2.03%	2.02%	2.09%	2.11%	2.13%
Net investment income (loss)	(1.42)%(f)	0.33%	0.36%	(0.45)%	(0.86)%	(0.85)%
Supplemental Data
Net assets, end of period (000)	$887	$1,173	$1,267	$1,055	$2,451	$3,088
Portfolio turnover rate	19%	32%	37%	42%	26%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)
	Class K
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$21.16	$19.19	$14.69	$20.30	$14.26	$14.34
Net investment income (loss)(a)	(0.04)	0.35	0.23	0.16	0.06	0.03
Net realized and unrealized gain (loss)	(0.35)	1.87	4.42	(5.77)	5.98	(0.02)
Net increase (decrease) from investment operations	(0.39)	2.22	4.65	(5.61)	6.04	0.01
Distributions from net investment income(b)	(0.27)	(0.25)	(0.15)	—	—	(0.09)
Net asset value, end of period	$20.50	$21.16	$19.19	$14.69	$20.30	$14.26
Total Return(c)
Based on net asset value	(1.86)%(d)	11.71%	31.81%	(27.64)%	42.36%	0.03%
Ratios to Average Net Assets(e)
Total expenses	1.08%(f)	1.15%	1.37%	1.08%	1.04%	1.06%
Total expenses after fees waived and/or reimbursed	0.94%(f)	1.03%	1.25%	1.01%	0.98%	1.00%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.94%(f)	0.98%	0.99%	1.00%	0.98%	1.00%
Net investment income (loss)	(0.38)%(f)	1.77%	1.40%	0.83%	0.34%	0.18%
Supplemental Data
Net assets, end of period (000)	$2,441	$2,256	$1,098	$886	$860	$601
Portfolio turnover rate	19%	32%	37%	42%	26%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)
	Class R
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$15.22	$13.91	$10.61	$14.79	$10.46	$10.54
Net investment income (loss)(a)	(0.07)	0.12	0.12	(0.06)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	(0.25)	1.40	3.18	(4.12)	4.37	(0.04)
Net increase (decrease) from investment operations	(0.32)	1.52	3.30	(4.18)	4.33	(0.08)
Distributions from net investment income(b)	(0.23)	(0.21)	—	—	—	—
Net asset value, end of period	$14.67	$15.22	$13.91	$10.61	$14.79	$10.46
Total Return(c)
Based on net asset value	(2.12)%(d)	11.09%	31.10%	(28.26)%	41.40%	(0.76)%
Ratios to Average Net Assets(e)
Total expenses	1.82%(f)	1.92%	2.20%	1.91%	1.73%	1.87%
Total expenses after fees waived and/or reimbursed	1.49%(f)	1.59%	1.82%	1.84%	1.67%	1.81%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.49%(f)	1.53%	1.54%	1.83%	1.67%	1.81%
Net investment income (loss)	(0.91)%(f)	0.88%	0.96%	(0.41)%	(0.32)%	(0.42)%
Supplemental Data
Net assets, end of period (000)	$302	$304	$279	$195	$471	$359
Portfolio turnover rate	19%	32%	37%	42%	26%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Advantage Global Fund, Inc., (the “Corporation”) and BlackRock EuroFund (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Global Fund, Inc.	Advantage Global	Diversified
BlackRock EuroFund	EuroFund	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
On November 19, 2024, the Board approved a proposal to change the name of BlackRock EuroFund to BlackRock International Select Equity Fund. In connection with the Fund’s name change, the Fund’s 80% policy will be changed to a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and derivatives that provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about February 25, 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the  Statements of Operations.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Advantage Global
Toronto-Dominion Bank	$ 508,872	$ (508,872)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Advantage Global	EuroFund
First $1 billion	0.66%	0.75%
$1 billion — $3 billion	0.62	0.71
$3 billion — $5 billion	0.59	0.68
$5 billion — $10 billion	0.57	0.65
Greater than $10 billion	0.56	0.64
With respect to EuroFund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by EuroFund to the Manager.
Service and Distribution Fees:  The Funds entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended December 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
Advantage Global	$ 361,235	$ 12,471	$ 6,888	$ 380,594
EuroFund	88,301	5,611	779	94,691
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended December 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended December 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage Global	$ 216	$ 3,521	$ 397	$ 58	$ 52	$ 4,244
EuroFund	925	1,845	112	—	11	2,893
For the six months ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage Global	$ 45,637	$ 220,200	$ 3,294	$ 1,755	$ 3,587	$ 274,473
EuroFund	21,369	40,901	1,830	262	416	64,778
Other Fees:  For the six months ended December 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Advantage Global	$ 2,187
EuroFund	225
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Funds, as defined in the 1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended December 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Global	$ 2,406
EuroFund	153
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
Advantage Global	0.71%	0.96%	1.71%	0.66%	1.21%
EuroFund	1.04	1.29	2.04	0.99	1.54
With respect to Advantage Global, the Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended December 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $277,169, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
With respect to EuroFund, the Manager voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, tax expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
EuroFund	0.99%	1.24%	1.99%	0.94%	1.49%
The voluntary expense limitation may be discontinued at any time without notice. For the six months ended December 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $58,116 which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the six months ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage Global	$ 28,999	$ 147,861	$ 2,665	$ 1,748	$ 2,896	$ 184,169
EuroFund	13,498	23,208	1,548	261	337	38,852
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Advantage Global retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Global, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, EuroFund, retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, EuroFund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended December 31, 2024, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Advantage Global	$ 89
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. EuroFund is currently permitted to borrow under the Interfund Lending Program. Advantage Global is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended December 31, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended December 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Advantage Global	$37,887,032	$38,557,660	$2,540,230
7.
 PURCHASES AND SALES
For the six months ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Advantage Global	$ 305,156,080	$ 330,734,492
EuroFund	20,178,928	26,869,178
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of June 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
EuroFund	$ (15,495,793)
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage Global	$ 299,925,922	$ 84,510,079	$ (12,403,571)	$ 72,106,508
EuroFund	68,641,908	32,937,823	(1,649,594)	31,288,229
9.
BANK BORROWINGS
The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion.  These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended December 31, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 12/31/24		Year Ended 06/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Advantage Global
Institutional
Shares sold	170,760	$ 5,006,470	510,744	$ 13,140,479
Shares issued in reinvestment of distributions	273,252	7,443,385	31,725	771,536
Shares redeemed	(348,152)	(10,204,849)	(609,532)	(15,866,719)
	95,860	$ 2,245,006	(67,063)	$ (1,954,704)
Investor A
Shares sold and automatic conversion of shares	166,139	$ 4,519,683	314,579	$ 7,368,131
Shares issued in reinvestment of distributions	1,330,479	33,541,369	153,413	3,487,061
Shares redeemed	(929,872)	(25,322,873)	(2,068,932)	(48,729,310)
	566,746	$ 12,738,179	(1,600,940)	$ (37,874,118)
Investor C
Shares sold	5,712	$ 118,934	14,840	$ 260,885
Shares issued in reinvestment of distributions	21,035	396,309	2,228	39,498
Shares redeemed and automatic conversion of shares	(33,725)	(663,076)	(48,295)	(892,875)
	(6,978)	$ (147,833)	(31,227)	$ (592,492)
Class K
Shares sold	149,795	$ 4,467,327	118,265	$ 2,997,823
Shares issued in reinvestment of distributions	129,927	3,539,209	25,497	620,100
Shares redeemed	(65,450)	(1,903,817)	(1,661,441)	(41,581,549)
	214,272	$ 6,102,719	(1,517,679)	$ (37,963,626)
Class R
Shares sold	27,951	$ 608,564	31,861	$ 636,856
Shares issued in reinvestment of distributions	18,969	409,531	2,008	39,975
Shares redeemed	(9,382)	(220,075)	(35,524)	(725,475)
	37,538	$ 798,020	(1,655)	$ (48,644)
	907,438	$ 21,736,091	(3,218,564)	$ (78,433,584)

	Six Months Ended 12/31/24		Year Ended 06/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
EuroFund
Institutional
Shares sold	23,380	$ 495,464	222,853	$ 4,606,884
Shares issued in reinvestment of distributions	15,740	329,132	19,124	360,680
Shares redeemed	(117,416)	(2,497,648)	(528,330)	(10,482,659)
	(78,296)	$ (1,673,052)	(286,353)	$ (5,515,095)
Investor A
Shares sold and automatic conversion of shares	13,605	$ 282,910	79,177	$ 1,551,098
Shares issued in reinvestment of distributions	30,956	631,816	35,616	656,401
Shares redeemed	(264,369)	(5,502,500)	(450,682)	(8,684,800)
	(219,808)	$ (4,587,774)	(335,889)	$ (6,477,301)
Investor C
Shares sold	8,320	$ 116,274	5,728	$ 80,533
Shares issued in reinvestment of distributions	1,038	14,122	1,222	15,161
Shares redeemed and automatic conversion of shares	(27,564)	(383,877)	(21,885)	(276,385)
	(18,206)	$ (253,481)	(14,935)	$ (180,691)
Class K
Shares sold	20,512	$ 436,068	71,732	$ 1,413,700
Shares issued in reinvestment of distributions	1,362	28,422	818	15,388
Shares redeemed	(9,441)	(201,057)	(23,150)	(458,859)
	12,433	$ 263,433	49,400	$ 970,229

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 12/31/24		Year Ended 06/30/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
EuroFund (continued)
Class R
Shares sold	742	$ 11,232	2,502	$ 35,300
Shares issued in reinvestment of distributions	312	4,673	290	3,942
Shares redeemed	(440)	(6,923)	(2,884)	(35,995)
	614	$ 8,982	(92)	$ 3,247
	(303,263)	$ (6,241,892)	(587,869)	$ (11,199,611)
As of December 31, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 12,070 Class K Shares of EuroFund.
12.
FOREIGN WITHHOLDINGS TAX CLAIMS
EuroFund is seeking a closing agreement with the Internal Revenue Service ("IRS") to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and the Trust is paid by the Corporation and the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
State Street Bank and Trust Company
Boston, MA 02114
Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
(a) For BlackRock EuroFund.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
S&P	Standard & Poor’s

2024 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Equity Fund (formerly, BlackRock EuroFund)

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock International Equity Fund (formerly, BlackRock EuroFund)

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock International Equity Fund (formerly, BlackRock EuroFund)

Date: February 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of BlackRock International Equity Fund (formerly, BlackRock EuroFund)

Date: February 24, 2025